Cash flow information (Details 1) - ARS ($)	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Statement [Line Items]
Income tax credit		$ 0	$ 0
Business Combination Reclassification [member]
Statement [Line Items]
Investment properties	$ 0	0	415,546,000,000
Property, plant and equipment	0	0	169,649,000,000
Trading properties	0	0	27,185,000,000
Intangible assets	0	0	129,195,000,000
Right-of-use assets	0	0	91,393,000,000
Investments in associates and joint ventures	0	0	171,253,000,000
Deferred income tax assets	0	0	2,007,000,000
Income tax credit			1,507
Restricted assets	0	0	29,696,000,000
Trade and other receivables	0	0	249,909,000,000
Investment in financial assets	0	0	111,862,000,000
Derivative financial instruments	0	0	1,300
Inventories	0	0	16,658,000,000
Group of assets held for sale	0	0	194,531
Borrowings	0	0	(1,503,569,000,000)
Lease liabilities	0	0	(83,768,000,000)
Deferred income tax liabilities	0	0	(57,484,000,000)
Trade and other payables	0	0	(108,709,000,000)
Income tax liabilities	0	0	(2,106,000,000)
Provisions	0	0	(25,083,000,000)
Employee benefits	0	0	(2,205,000,000)
Derivative financial instrument	0	0	(2,205,000,000)
Salaries and social security liabilities	0	0	(15,651,000,000)
Group of liabilities held for sale	0	0	(101,829)
Net value of incorporated assets that do not affect cash	0	0	(290,918,000,000)
Cash and cash equivalents	0	0	(513,762,000,000)
Non-controlling interest	0	0	(221,013,000,000)
Goodwill	0	0	0
Net value of incorporated assets/ disposal assets	0	0	(1,025,693,000,000)
Net (outflow) inflow of cash and cash equivalents / assets and liabilities held for sale	$ 0	$ 0	$ (1,025,693,000,000)